Deferred Income Tax asset and liability - Disclosure of temporary difference unused tax losses and unused tax credits explanatory (Parantheticals) (Detail)	12 Months Ended
Dec. 31, 2022 PEN (S/)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax liability in result for the period due to business combination	S/ 4,642,000